MORTGAGE PAYABLE	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
MORTGAGE PAYABLE [Text Block]

NOTE 15 - MORTGAGE PAYABLE

	First Mortgage	Second Mortgage	Third Mortgage	Fourth Mortgage	Total
	$	$	$	$	$
Balance, December 31, 2019	2,437,175	-	-	-	2,437,175
New mortgage (refinancing)	(2,446,000)	2,446,000	-	-	-
Transaction costs	-	(18,345)	-	-	(18,345)
Interest expense	42,457	178,242	-	-	220,699
Repayments	(33,632)	(163,067)	-	-	(196,699)
Balance, December 31, 2020	-	2,442,830	-	-	2,442,830
New mortgage (refinancing)	-	(2,446,000)	-	3,500,000	1,054,000
Transaction costs	-	-	(18,345)	(42,778)	(61,123)
Interest expense	-	35,783	104,723	133,878	274,384
Repayments	-	(32,613)	(86,378)	(89,546)	(208,537)
Balance, December 30, 2021	-	-	-	3,501,554	3,501,554

(i) On January 7, 2019, the Company entered into a mortgage for $2,446,000 (the "First Mortgage") which bore interest at the rate of 8.25% per annum, calculated monthly. The First Mortgage matured on February 1, 2020 and was renewed as discussed below.

The carrying value of the First Mortgage at December 31, 2019 was $2,437,175. Included in mortgage payable on initial recognition were the related mortgage transaction costs of $50,755 which were amortized over the term of the First Mortgage using the effective interest rate method.

The Company maintained minimum interest-only payments of $16,816 per month in connection with the First Mortgage. Total interest expense of the First Mortgage during the year ended December 31, 2021 was $nil (2020 - $42,457, the eight months ended December 31, 2019 - $164,242).

(ii) On February 1, 2020, the Company renewed the First Mortgage of $2,446,000 (the "Second Mortgage") which bore interest at the rate of 8.00% per annum, calculated monthly. The Second Mortgage matured on February 1, 2021 and was renewed as discussed below.

The carrying value of the Second Mortgage payable as at December 31, 2020 was $2,442,830. Included in mortgage payable on initial recognition were the related mortgage transaction costs of $18,345 which were being amortized over the term of the Second Mortgage using the effective interest rate method.

The Company maintained minimum interest-only payments of $16,307 per month in connection with the Second Mortgage. Total interest expense of the Second Mortgage during the year ended December 31, 2021 was $35,783 (2020 - $178,242, the eight months ended December 31, 2019 - $nil).

(iii) On February 1, 2021, the Company renewed the Second Mortgage of $2,446,000 (the "Third Mortgage") which bears interest at the rate of 8.00% per annum, calculated monthly. The Third Mortgage matures on February 1, 2022, can be repaid before maturity without penalty and is secured by the mortgage property and building improvements. The Third Mortgage payable was recorded at amortized cost (principal value less $18,345 transaction costs).

On July 9, 2021, the Third Mortgage was refinanced (see below). As a result, the carrying value of the Third Mortgage payable at December 31, 2021 was $nil (2020 - $nil).

Until refinancing, the Company maintained minimum interest-only payments of $16,307 per month. Total interest expense during the year ended December 31, 2021 was $104,723 (2020 and the eight months ended December 31, 2019 - $nil).

(iv) On July 9, 2021, the Company refinanced the Third Mortgage and increased the facility to $3,500,000 (the "Fourth Mortgage") which bears interest at the rate of 6.50% per annum, calculated monthly for one year. The mortgage has a maturity date of July 1, 2022 and is secured by the mortgage property and building improvements. The Fourth Mortgage payable was recorded at amortized cost (principal value less $42,778 transaction costs). The carrying value of the Fourth Mortgage at December 30, 2021 was $3,501,554.

The Company maintains minimum interest-only payments of $18,958 per month. As at December 31, 2021 the total non-discounted remaining scheduled payments related to the mortgage including interest payments totaled $3,613,750. Total interest expense during the year ended December 31, 2021 was $133,878 (2020 and the eight months ended December 31, 2019 - $nil).